Other Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other receivables	R$ 1,803,072	R$ 1,828,832
Current	949,732	897,380
Noncurrent	853,340	931,452
Fair Value Purchase And Sale Of Power In The Active Market [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	1,101,684	1,081,758
Services In Progress [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	328,972	369,916
C D E Transfer [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	133,375	83,649
Materials And Supplies For Power Electricity [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	61,317	58,367
Disposals And Decommissioning In Progress [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	48,228	39,768
Advance Payments To Employees [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	17,333	20,768
Advance Payments To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	15,371	12,709
Bonus For Voluntary Consumption Reduction [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	2,917	2,917
Employees Transferred Compensation To Be Recovered [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	503	1,261
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	R$ 93,372	R$ 157,719